Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Temporary equity, redemption price per share		$ 10.25	$ 10.25
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued	0	7,894,801	23,000,000
Temporary equity, shares outstanding	0	7,894,801	23,000,000
Temporary equity, redemption price per share	$ 10.4	$ 10.78	$ 10.4
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	5,750,000	5,750,000	5,750,000
Common stock shares outstanding	5,750,000	5,750,000	5,750,000
Common Class B [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited	750,000